Subsequent Event	12 Months Ended
Dec. 31, 2025
Subsequent Event
Subsequent Event	23. Subsequent Event In March 2026, the Group amended the 2019 Share Incentive Plan to increase the maximum aggregate number of ordinary shares to 296,556,000.